SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net Loss	$ (417,407)	$ (417,407)
Weighted-average common shares outstanding - basic and diluted		100,024,667
Net loss per share, basic and diluted		$ 0.00